PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 4: Property and Equipment

At January 31, 2015, the Company's property and equipment are as follows:

	January 31, 2015
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Depreciation	Value

Computer equipment - office	1.5 Years	$22,881	$11,797	$11,084

Computer equipment - Nestbuilder website	2.1 Years	42,149	12,870	29,279

		$65,030	$24,667	$40,363

The Company has recorded $5,415 and $1,761 of depreciation expense for the three months ended January 31, 2015 and 2014, respectively. There was no property and equipment impairment recorded for the three months ended January 31, 2015 and 2014.

Note 4: Property and Equipment

At October 31, 2014 and 2013, the Company's property and equipment are as follows:

	October 31, 2014
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Depreciation	Value

Computer equipment - office	1.7 Years	$22,881	$9,892	$12,989
Computer equipment - Nestbuilder website	2.3 Years	42,149	9,360	32,789
		$65,030	$19,252	$45,778

	October 31, 2013
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Depreciation	Value

Computer equipment - office	2.5 years	$17,046	$2,838	$14,208
Computer equipment - Nestbuilder website	3.0 years	42,149	-0-	42,149
		$59,195	$2,838	$56,357

The Company has recorded $16,414 and $2,838 of depreciation expense for the years ended October 31, 2014 and 2013, respectively. There was no property and equipment impairment recorded for the years ended October 31, 2014 and 2013.